Supplement dated December 22, 2015
to
Davis Opportunity Fund
A Portfolio of DAVIS SERIES, INC.
Summary Prospectus dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Opportunity Fund. The "Portfolio Managers" section of the summary prospectus is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below managed the five largest segments of the Fund's assets. This list is subject to change for reasons including, but not limited to, market fluctuation.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.
Ryan Brown	Since August 2013	Vice President, Davis Selected Advisers-NY, Inc.
Christopher Davis	Since January 1999	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.
Darin Prozes	Since November 2013	Vice President, Davis Selected Advisers-NY, Inc.

Supplement dated December 22, 2015
to
Davis Opportunity Fund
A Portfolio of DAVIS SERIES, INC.
Statutory Prospectus dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Opportunity Fund.
▪	The "Portfolio Managers" section of the statutory prospectus, within the "Fund Summary" section, is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below managed the five largest segments of the Fund's assets. This list is subject to change for reasons including, but not limited to, market fluctuation.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.
Ryan Brown	Since August 2013	Vice President, Davis Selected Advisers-NY, Inc.
Christopher Davis	Since January 1999	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.
Darin Prozes	Since November 2013	Vice President, Davis Selected Advisers-NY, Inc.

▪	The "Portfolio Managers" section of the statutory prospectus, within the "Management and Organization" section of the prospectus, is amended as below.
Portfolio Managers
Davis Opportunity Fund
Davis Advisors uses a system of multiple Portfolio Managers to manage Davis Opportunity Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual Portfolio Managers. Christopher Davis serves as the Chair of Davis Advisors' Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Fund, which may include allocating segments of the Fund's assets among the Portfolio Managers.
The other Portfolio Managers listed below are primarily responsible for the day-to-day management of a substantial majority of the Fund's assets. In addition, a limited portion of the Fund's assets are managed by Davis Advisors' research analysts, subject to review by the Portfolio Review Committee. Portfolio Managers decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund's investment objectives, strategies, and restrictions.
•
Dwight Blazin has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Blazin joined Davis Advisors in August 1997.

•
Ryan Brown has managed a segment of Davis Opportunity Fund since August 2013, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Brown joined Davis Advisors in March 2009.

•
Christopher Davis has served as the research adviser of Davis Opportunity Fund since January 1999 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the research analysts of Davis Opportunity Fund and allocates segments of the Fund to each of them to invest.

•
Danton Goei has managed a segment of Davis Opportunity Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.

•
Darin Prozes has managed a segment of Davis Opportunity Fund since November 2013, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Prozes joined Davis Advisors in September 2004.

Supplement dated December 22, 2015
to
Davis Opportunity Fund
A Portfolio of DAVIS SERIES, INC.
Statement of Additional Information dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Opportunity Fund.
▪	The "Portfolio Managers" section of the statement of additional information, regarding Davis Opportunity Fund, is amended as below.
Davis Opportunity Fund
The listed portfolio managers of Davis Opportunity Fund are Dwight Blazin, Ryan Brown, Christopher Davis, Danton Goei, and Darin Prozes. They are the persons primarily responsible for investing the Fund's assets on a daily basis.
The Following Table Reflects Information as of December 31, 2014. Davis Opportunity Fund
Portfolio Managers	Dollar Range of Fund Shares Owned	Number of RICs(2)	Assets(1) in RICs	Number of OPIV(3)	Assets(1) in OPIV(3)	Number of OA(4)	Assets in OA(4)
D. Blazin	$500,001 -$1 Million	1	$7.4 Million	0	$0.00	25	$43.4 Million
R. Brown	$10,001 - $50,000	1	$9.1 Million	0	$0.00	25	$88.1 Million
C. Davis	Over $1 Million	12	$14.9 Billion	10	$591.6 Million	59	$3.4 Billion
D. Goei	$500,001 -$1 Million	9	$13.1 Billion	10	$425.9 Million	54	$2.7 Billion
D. Prozes	$50,001-$100,000	1	$5.4 Million	0	$0.00	25	$43.8 Million

▪	The "Structure of Compensation" section of the statement of additional information is amended as below.
Structure of Compensation
Christopher Davis' and Andrew Davis' compensation for services provided to the Adviser consists of a base salary. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
Dwight Blazin's, Ryan Brown's, Danton Goei's, Darin Prozes', Chandler Spears', and Keith Sabol's; compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity ("Units") in Davis Selected Advisers, L.P. including Units, and/or phantom Units; and (iv) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the Fund's benchmark index, as described in the Fund's prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these portfolio managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund ("sleeve") managed by the analyst versus the Fund's benchmark. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
Creston King's compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual bonus based principally upon short- and long-term fund performance relative to similar funds; and (iii) awards of equity ("Units") in the Adviser including options on Units, and/or phantom Units. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.